Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 386,843	€ 392,948	€ 360,626
Trading derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,463,470	5,470,797	5,830,329
Market value	2,111	726	2,668
Trading derivatives | Forward rate agreements
Disclosure of detailed information about financial instruments [line items]
Notional amount	100,579	147,603	515,889
Market value	22	(11)	0
Trading derivatives | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,844,043	3,920,945	3,789,169
Market value	2,387	1,931	3,638
Trading derivatives | Options, futures and other derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	495,994	508,723	698,500
Market value	(1,261)	(228)	(891)
Trading derivatives | Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,185	13,571	12,378
Market value	(6)	436	(133)
Trading derivatives | Foreign currency purchases and sales
Disclosure of detailed information about financial instruments [line items]
Notional amount	384,024	329,781	304,280
Market value	423	(664)	(45)
Trading derivatives | Foreign currency options
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,967	49,680	45,074
Market value	150	(114)	(7)
Trading derivatives | CCS
Disclosure of detailed information about financial instruments [line items]
Notional amount	496,441	430,644	394,178
Market value	(245)	(1,293)	(814)
Trading derivatives | Securities and commodities derivatives and other
Disclosure of detailed information about financial instruments [line items]
Notional amount	71,237	69,850	70,861
Market value	€ 641	€ 669	€ 920